Award Timing Disclosure	12 Months Ended
	Feb. 28, 2025	Jan. 07, 2025 USD ($) $ / shares	Mar. 07, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Compensation Committee has established a policy for the timing of equity awards to ensure that grants are made in a manner that aligns with shareholder interests and avoids any appearance of impropriety. The key elements of our policy include:

1.
Grant Timing:
Equity awards, including stock options, are typically granted on predetermined dates. For example, annual equity awards are approved at the Compensation Committee’s meeting in mid-April and granted May 1.

2.
Consideration of Material Nonpublic Information (MNPI):
The Compensation Committee takes into account the potential impact of MNPI when determining the timing and terms of equity awards. Specifically, the Committee avoids granting awards in close proximity to the release of significant financial results or other material information.

3.
Disclosure Timing:
We do not time the release of MNPI for the purpose of affecting the value of executive compensation. In April of 2023, the Compensation Committee adopted an internal policy regarding the issuance of options to the Company’s executives in response to new disclosure requirements. The timing of two grants made by the Board of Directors did not align with this policy as shown in the following table. To proactively ensure future compliance, the company will communicate and coordinate the issuance of stock options between the Board of Directors, legal and external advisors.

Name	Grant date	Number of securities underlying the awards	Exercise price of the awards ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price
of securities underlying the award between
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information

Susan Bennett	January 7, 2025	164,836	$2.73	$450,002	-7.9%

John Mclndoe	March 7, 2024	111,112	$4.33	$481,115	6.2%

Award Timing Method	The Compensation Committee takes into account the potential impact of MNPI when determining the timing and terms of equity awards. Specifically, the Committee avoids granting awards in close proximity to the release of significant financial results or other material information.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the awards	Exercise price of the awards ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price
of securities underlying the award between
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information

Susan Bennett	January 7, 2025	164,836	$2.73	$450,002	-7.9%

John Mclndoe	March 7, 2024	111,112	$4.33	$481,115	6.2%

Susan Bennett [Member]
Awards Close in Time to MNPI Disclosures
Name		Susan Bennett
Underlying Securities		164,836
Exercise Price | $ / shares		$ 2.73
Fair Value as of Grant Date		$ 450,002
Underlying Security Market Price Change		(7.9)
John Mclndoe [Member]
Awards Close in Time to MNPI Disclosures
Name			John Mclndoe
Underlying Securities			111,112
Exercise Price | $ / shares			$ 4.33
Fair Value as of Grant Date			$ 481,115
Underlying Security Market Price Change			6.2